Basis of Presentation (Details Textuals 1)	1 Months Ended
Feb. 29, 2012
Subsidiary or Equity Method Investee [Line Items]
Percentage of contribution in the JV by company	45.00%
Profits from the JV	45.00%
Axane
Subsidiary or Equity Method Investee [Line Items]
Percentage of contribution in the JV for by Axane	55.00%